Details of Subsidiaries and Variable Interest Entities (Detail)	12 Months Ended
Sep. 30, 2017
China Distance Education Limited ("CDEL Hong Kong") | HONG KONG
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 13, 2003
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited ("Pencil") | HONG KONG
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 23, 2010
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 05, 2004
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co Ltd ("Champion Education Technology") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Apr. 23, 2007
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Software licensing and course production
China Healthcare Investment Limited ("China Healthcare Investment") | British Virgin Islands
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 20, 2015
Place of establishment	BVI
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
China Healthcare Education Limited ("China Healthcare Education") | HONG KONG
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 24, 2015
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Accounting Education Technology ("Champion Accounting") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 28, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of college cooperation program services
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 19, 2009
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%
Principal activities	Provision of start-up training services
Nanjing Champion Vocational Training School (''Nanjing Training School'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 03, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%	[1]
Principal activities	Provision of start-up training services
Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd. (Zhongxi Healthcare Education) | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Dec. 14, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Xiamen NetinNet Software Co., Ltd. | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Aug. 15, 2005
Place of establishment	PRC
Percentage of legal ownership by the Company	28.608%	[1]
Principal activities	Provision of learning simulation software production
Xiamen NetinNet Education Technology Co., Ltd. ("NetinNet Education") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Aug. 19, 2011
Place of establishment	PRC
Percentage of legal ownership by the Company	28.608%	[1]
Principal activities	Provision of learning simulation software production
Xiamen NetinNet Finance Technology Co., Ltd. ("NetinNet Finance") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Apr. 07, 2005
Place of establishment	PRC
Percentage of legal ownership by the Company	28.608%	[1]
Principal activities	Provision of learning simulation software production
Beijing Chuang Qingchun Chuang Weilai Education Technology Co., Ltd. ("Chuang Qingchun") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 28, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	21.456%	[1]
Principal activities	Provision of education consulting services
Shanghai Huzheng Education Technology Co., Ltd. ("Huzheng Education") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 02, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%	[1]
Principal activities	Provision of start-up training services
Shanghai Xidong Information Technology Co., Ltd. ("Xidong Information Technology") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 21, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision software development and information technology services
Guangdong Zhengbao Yucai Education Co., Ltd. ("Guangdong Yucai") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 23, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company	21.456%	[1]
Principal activities	Provision of start-up training services
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 12, 2000
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (''Champion Healthcare Education'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 13, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Inactive
Beijing Caikaowang Company Ltd ("Caikaowang") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Nov. 28, 2007
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion Wangge Education Technology Co Ltd ("Champion Wangge") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 24, 2008
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Haidian District Champion Training School ("Beijing Training School") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 19, 2009
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online and offline education services
Beijing Champion Culture Development Co., Ltd. ("Champion Culture") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 03, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of sales of books and reference materials
Beijing Champion Tax Management and Advisory Co., Ltd., (''Champion Tax Advisory'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Nov. 27, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of financial and tax advisory
Beijing Champion International Education Technology Co., Ltd. ("Champion Int'l Education") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Oct. 12, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services and sales of books and reference materials

[1]	These entities are subsidiaries of Zhengbao Yucai.